PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure

NOTE 17 —PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS:

For the years ended December 31, 2015 and December 31, 2014 pension and other benefit liabilities are included in other liabilities in the consolidated balance sheets.

Pension Plans

In connection with the November 2006 acquisition of Maritrans, the Company assumed the obligations under the defined benefit retirement plan of Maritrans Inc. (“the Maritrans Plan”). As of December 31, 2006, the Company froze the benefits under the Maritrans Plan. At December 31, 2015, the Maritrans Plan is the only domestic defined benefit pension plan in existence. The Maritrans Plan was noncontributory and covered substantially all shore-based employees and substantially all of the seagoing supervisors who were supervisors in 1984, or who were hired in, or promoted into, supervisory roles between 1984 and 1998 for that period of time. Beginning in 1999, the seagoing supervisors’ retirement benefits are provided through contributions to an industry-wide, multiemployer union sponsored pension plan. Upon retirement, those seagoing supervisors are entitled to retirement benefits from the Maritrans Plan for service periods between 1984 and 1998 and from the multiemployer union sponsored plan for other covered periods. Retirement benefits are based primarily on years of service and average compensation for the five consecutive plan years that produce the highest results.

At the Petition Date, the Company had obligations under an unfunded, nonqualified supplemental defined benefit pension plan, which was terminated in December 2005, to five former employees entitled to deferred benefits. The Company’s obligations to pay benefits under the unfunded, nonqualified supplemental defined benefit pension plan were terminated in connection with the Company’s filing for bankruptcy. All claims relating to this nonqualified supplemental defined benefit pension plan were allowed by the Bankruptcy Court and paid as of the Effective Date or shortly thereafter. Such settlements are reflected as benefits paid in the change in benefit obligation during the year ended December 31, 2014 in the table below.

Certain of the Company’s foreign subsidiaries have or had pension plans that, in the aggregate, are not significant to the Company’s consolidated financial position. The liabilities for such pension plans are included in other liabilities in the consolidated balance sheets as of December 31, 2015 and 2014. In August 2014, OSG provided a guarantee to the Trustees of the OSG Ship Management (UK) Ltd. Retirement Benefits Plan (the “Scheme”), which superseded entirely a guarantee previously entered into in November 2010, in respect to the obligations of OSG Ship Management (UK) Ltd., the principal employer of the Scheme, in the amount not to exceed £4,896  ($7,262 at December 31, 2015).

Multiemployer Pension and Postretirement Benefit plans

Certain of the Company’s domestic subsidiaries are parties to collective-bargaining agreements that require them to make contributions to three jointly managed (Company and union) multiemployer pension plans covering seagoing personnel of U.S. Flag vessels. All three plans, the American Maritime Officers (“AMO”) Pension Plan, the Seafarers Pension Plan (“SIU”) and the Marine Engineers’ Beneficial Association (“MEBA”) Defined Benefit Pension Plan, are deemed individually significant by management. Management assessed these plans as individually significant because of the potential withdrawal liabilities under the AMO Pension Plan and the MEBA Defined Benefit Pension Plan and because the Company’s contributions to the SIU plan constituted more than 5% of total employer contributions to the plan during the pension plan year ending in 2014.

Plan level information is available in the public domain for each of the multiemployer pension plans the Company participates in. The table below provides additional information about the Company’s participation in the above multi-employer pension plans:

		Pension Protection Act			Contributions made
		Zone Status			by the Company
Pension Plan	EIN / Pension Plan Number	2015	2014	Rehabilitation Plan Status	2015	2014	2013

AMO Pension Plan	13-1936709	Yellow (1)	Yellow (1)	Implemented	$1,001	$994	$975

MEBA Pension Plan	51-6029896	Red (1)	Green (1)	Implemented	1,286	322	-

Seafarers Pension Plan	13-6100329	Green (1)	Green (1)	None	427	396	407
				Total contributions	$2,714	$1,712	$1,382

(1)

A "Red" Zone (or critical) Status plan is a plan that is funded less than 65% and currently has a funding deficiency or a funding deficiency that is projected in the near term.  A "Yellow" Zone Status plan is a plan that has a funding ratio between 65% and 80%.  A "Green" Zone Status plan is a plan that is 80% funded or more.

The plan years for the three union plans end as follows: MEBA and SIU on December 31 and AMO on September 30. The Company has no future minimum contribution requirements under the three multiemployer pension plans shown above as of December 31, 2015 and any future contributions are subject to negotiations between the employers and the unions. In January 2012, MEBA and the employers agreed to reduce pension benefit accrual rates for future service. Additionally, MEBA and OSG agreed to contractual changes transferring pension contribution obligations to the union members through reallocation of amounts paid by OSG for wages and certain other compensation. In October 2009, the AMO plan filed with the Department of Labor as being in critical status as defined by the Pension Relief Act of 2010. The related rehabilitation plan, which was implemented in 2010, eliminated or reduced certain adjustable benefits, including cost of living adjustments, early retirement and disability pensions. In addition, AMO froze their plan effective January 1, 2010 for the future accrual of benefits and imposed a 5% surcharge during 2011 on the contribution rate per man day. The AMO plan shifted from critical to endangered status as of the end of the 2012 plan year. The MEBA and SIU plans utilized the special 29-year amortization rules under Pension Protection Act to amortize their investment losses from 2008, instead of 15 years. In order to take advantage of this extended amortization period, the plans were not permitted to increase benefits through the 2012 plan years unless the increases were funded by additional contributions and other conditions were met.

Under the Employee Retirement Income Security Act of 1974 (“ERISA”) as amended by the Pension Protection Act of 2006 (“PPA”) and the Multiemployer Pension Reform Act of 2014 (“MPRA”), on March 31, 2015, the actuary of the MEBA Pension Plan (“Plan”) certified the Plan as being in neither endangered nor critical status as of January 1, 2015. The actuary also certified that the Plan was projected to be in critical status in at least one of the five succeeding Plan years. Under MPRA, a multiemployer pension plan that has been actuarially projected to be in critical status within the succeeding five plan years may elect to be in critical status for the current plan year within 30 days of the actuary’s certification. In accordance with applicable law, on April 30, 2015 the Plan’s Board of Trustees (“Trustees”) elected that the Plan enter critical status for the plan year beginning January 1, 2015. The Plan entered into a Rehabilitation Plan (“RP”) whereby lump sum payment options previously available under the Plan will no longer be paid to benificiaries, and each employer became obligated to pay a 5% contribution surcharge to the Plan, effective with respect to contributions for work performed on or after June 1, 2015. On October 27, 2015, the Company received correspondence from MEBA indicating that Federal law requires that the Trustees adopt an RP with a schedule of increases in contributions and reductions in future benefits that will help the Plan emerge from critical status. However, because the Plan’s actuary has projected that the Plan will emerge from critical status without any contribution increases or benefit reductions; the RP does not include any. The letter also indicated that since the Company signed a Memorandum of Understanding on October 21, 2015 whereby the Company and MEBA amended their collective bargaining agreement to adopt the preferred schedule of the RP that was adopted by the Pension Plan’s Board of Trustees on October 21, 2015, the surcharges required to be paid to the Plan by the Company since June 1, 2015 ceased as of October 31, 2015.

ERISA requires employers who are contributors to U.S. multiemployer plans to continue funding their allocable share of each plan’s unfunded vested benefits in the event of withdrawal from or termination of such plans. Based on information received from the trustees of the SIU Pension Plan, the Company is not subject to withdrawal liabilities under that plan. Based on the actuarial report received from the trustees of the MEBA Pension Plan, as of December 31, 2014, the Company’s estimated withdrawal liability was approximately $18,642. Based on the actuarial report received from the trustees of the AMO Pension Plan, as of September 30, 2014, the Company’s estimated withdrawal liability was approximately $27,382. The Company has no intentions of terminating its participation in any of the three multiemployer pension plans and has no expectations that the plans will be terminated. Accordingly, no provisions have been made for the estimated withdrawal liability as of December 31, 2015.

The SIU – Tanker Agreement, SIU – Tug Agreement, AMO and MEBA collective bargaining agreements expire in June 2017, March 2018, March 2018 and June 2020, respectively. The collective bargaining agreements also require the Company to make contributions to certain other postretirement employee benefit plans the unions offer to their members. Such contributions were not material during the three years ended December 31, 2015.

Certain other seagoing personnel of U.S. Flag vessels are covered under a defined contribution plan, the cost of which is funded as accrued. The costs of all these plans were not material during the three years ended December 31, 2015.

Postretirement Benefit Plans

The Company also provides certain postretirement health care and life insurance benefits to qualifying domestic retirees and their eligible dependents. The health care plan for shore-based employees and their dependents and seagoing licensed deck officers (“Deck Officers”) and their dependents is contributory at retirement, while the life insurance plan for all employees is noncontributory. In general, postretirement medical coverage is provided to shore-based employees hired prior to January 1, 2005 and all Deck Officers who retire and have met minimum age and service requirements under a formula related to total years of service. The Company no longer provides prescription drug coverage to its retirees or their beneficiaries once they reach age 65. The Company does not currently fund these benefit arrangements and has the right to amend or terminate the health care and life insurance benefits at any time.

Information with respect to the domestic pension and postretirement benefit plans for which the Company uses a December 31 measurement date, follow:

	Pension Benefits		Other Benefits
At December 31,	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$52,418	$46,036	$5,119	$3,919
Cost of benefits earned (service cost)	-	-	137	89
Interest cost on benefit obligation	1,928	1,951	191	193
Amendments	-	-	-	-
Actuarial (gains)/losses	(2,271)	8,957	(621)	1,043
Benefits paid	(2,453)	(4,526)	(203)	(125)
Benefit obligation at year end	49,622	52,418	4,623	5,119
Change in plan assets:
Fair value of plan assets at beginning of year	35,705	36,023	-	-
Actual return on plan assets	(125)	1,014	-	-
Employer contributions	-	1,063	-	-
Benefits paid	(2,453)	(2,395)	-	-
Fair value of plan assets at year end	33,127	35,705	-	-
Unfunded status at December 31	$(16,495)	$(16,713)	$(4,623)	$(5,119)

Information for domestic defined benefit pension plans with accumulated benefit obligations in excess of plan assets follows:

At December 31,	2015	2014
Projected benefit obligation	$49,622	$52,418
Accumulated benefit obligation	49,622	52,418
Fair value of plan assets	33,127	35,705

	Pension benefits			Other benefits
For the year ended December 31,	2015	2014	2013	2015	2014	2013
Components of expense:
Cost of benefits earned	$-	$-	$-	$137	$89	$118
Interest cost on benefit obligation	1,928	1,951	1,775	191	193	178
Expected return on plan assets	(2,412)	(2,494)	(2,092)	-	-	-
Amortization of prior-service costs	-	-	-	(316)	(316)	(333)
Amortization of transition obligation	-	-	-	-	7	7
Recognized net actuarial loss	792	-	504	157	129	171
Gain due to curtailment	-			-	(42)
Net periodic (benefit)/cost	$308	$(543)	$187	$169	$60	$141

The weighted-average assumptions used to determine benefit obligations follow:

	Pension benefits		Other benefits
At December 31,	2015	2014	2015	2014
Discount rate	4.00%	3.75%	4.25%	4.00%
Rate of future compensation increases	-	-	-	-

The selection of a single discount rate for the Maritrans Plan was derived from bond yield curves, which the Company believed as of such dates to be appropriate for ongoing plans with a long duration, such as the Maritrans Plan, and that generally mirror the type of high yield bond portfolio the Company could acquire to offset its obligations under the Maritrans Plan.

The weighted-average assumptions used to determine net periodic benefit cost follow:

	Pension benefits			Other benefits
For the year ended December 31,	2015	2014	2013	2015	2014	2013
Discount rate	3.75%	4.50%	3.75%	4.00%	5.00%	4.00%
Expected (long-term) return on plan assets	7.25%	7.00%	6.75%	-	-	-
Rate of future compensation increases	-	-	-	-	-	-

The assumed health care cost trend rate for measuring the benefit obligation included in Other Benefits above is an increase of 7% for 2016 over the actual 2015 rates, with the rate of increase declining steadily thereafter by 1% per annum to an ultimate trend rate of 5% per annum in 2019. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total of service and interest cost components in 2015	$53	$(42)
Effect on postretirement benefit obligation as of December 31, 2015	$503	$(416)

Expected benefit payments are as follows:

	Pension benefits	Other benefits
2016	$2,615	$182
2017	2,644	189
2018	2,753	200
2019	2,846	198
2020	3,010	207
Years 2021-2025	15,676	1,149
	$29,544	$2,125

The expected long-term rate of return on plan assets is based on the current and expected asset allocations. Additionally, the long-term rate of return is based on historical returns, investment strategy, inflation expectations and other economic factors. The expected long-term rate of return is then applied to the market value of plan assets.

The fair values of the Company’s pension plan assets at December 31, 2015, by asset category are as follows:

Description	Fair Value	Level 1	Level 2
Cash and cash equivalents	$1,495	$1,495	$-
Equity securities:
U.S. companies	14,956	14,956	-
International companies	6,478	6,478	-
Corporate debt securities	1,817	-	1,817
Mutual funds (1)	3,434	3,434	-
U.S. Treasury securities	3,884	3,884	-
Federal agency mortgage-backed securities	998	998	-
Sovereign securities	65	65	-
Total	$33,127	$31,310	$1,817

(1)

The mutual fund investments are invested in intermediate term bonds and fixed income instruments including (but not limited to) mortgage and other asset-backed securities and corporate debt securities of U.S. and non-U.S. issuers.

The Maritrans Plan has historically utilized a strategic asset allocation investment strategy that maintains a targeted allocation of 65% equity and 35% fixed income. The allocation is rebalanced periodically after considering anticipated benefit payments.

The Company contributed $0,  $1,063 and $1,318 to the Maritrans Plan in 2015, 2014 and 2013, respectively. The Company does not expect to make contributions to the Maritrans Plan in 2016 because any minimum contributions required for 2016 will be met from a prefunded account consisting of excess contributions made during 2014 as a result of the provisions of the Highway and Transportation Funding Act of 2014 enacted in August 2014.

Employee Savings Plans

The Company also had defined contribution plans covering all eligible U.S. employees. Contributions are limited to amounts allowable for income tax purposes. Commencing in 2006, employer contributions include both employer contributions made regardless of employee contributions and matching contributions to the plans. The Company’s contributions to the plan during each of the three years ended December 31, 2015 were not material. All contributions to the plans are at the discretion of the Company.

The Company also has an unfunded, nonqualified supplemental savings plan covering highly compensated U.S. shore-based employees of the Company, which was terminated in connection with the Company’s filing for bankruptcy in 2012. This plan provided for levels of hypothetical employer contributions that would otherwise have been made under the Company’s defined contribution plans in the absence of limitations imposed by income tax regulations. The Company’s unfunded obligations under this plan at December 31, 2015 and 2014 were $1,147 and $1,225, respectively.